Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2025
Property, Equipment and Software, Net [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

7. PROPERTY, EQUIPMENT AND SOFTWARE, NET

	December 31,	December 31,
	2024	2025
	RMB	RMB
Office building	51,142	51,142
Computer and electronic equipment	51,547	43,976
Furniture and office equipment	19,255	13,693
Leasehold improvements	6,035	4,228
Software	53,367	53,212
Total property and equipment	181,346	166,251
Accumulated depreciation and amortization	(105,287)	(101,254)
Accumulated impairment of software	(22,415)	(22,415)
Property, equipment and software, net	53,644	42,582

Depreciation and amortization expense on property, equipment and software for the years ended December 31, 2023, 2024 and 2025 were RMB11,952, RMB9,074 and RMB13,488, respectively. The increase in amortization expense and impairment loss for the year ended December 31, 2025 were primarily because the Group ceased to recognize revenue from post-origination and servicing service, which shortened the expected period of use and reduced the expected future economic benefits of certain technology-related software. The revision of estimated useful lives was accounted for as a change in accounting estimate on a prospective basis in accordance with ASC 250. As the affected software have been fully amortized or impaired, there is no impact on amortization expense in future periods.